Breakdown of Financial Assets - Breakdown of Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,392	€ 6,393
Current financial assets	3,123	2,209
Investments
Disclosure of financial assets [line items]
Non-current financial assets	600	573	€ 650
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	353	319	993
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,285	1,624	2,625
Current financial assets	98	95
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	3,389	2,776
Current financial assets	1,441	922
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	719	488	638
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	12	0	0
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(154)	(118)	€ (137)
Current financial assets	1,298	1,102
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	6,392	6,393
Current financial assets	17,917	16,320
Total	24,309	22,713
Non-current financial assets, fair value	6,392	6,393
Current financial assets, fair value	17,917	16,320
Financial assets, fair value	24,309	22,713
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	511	660
Current financial assets	317	154
Total	828	814
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,591	2,765
Current financial assets	2,314	2,148
Total	5,905	4,913
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Total	0	0
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	757	860
Current financial assets	960	961
Total	1,717	1,821
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Total	0	0
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	104	70
Current financial assets	567	681
Total	671	751
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	565	545
Current financial assets	0	0
Total	565	545
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,676	1,950
Current financial assets	1,104	660
Total	3,780	2,610
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,290	2,968
Current financial assets	15,286	14,018
Total	17,576	16,986
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	600	573
Non-current financial assets, fair value	600	573
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	496	492
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	104	81
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	35	28
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	565	545
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	541	1,050
Non-current financial assets, fair value	541	1,050
Telefonica, S.A. | Long-term credits | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	9	6
Telefonica, S.A. | Long-term credits | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	9	6
Telefonica, S.A. | Long-term credits | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Long-term credits | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	532	1,044
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,285	1,624
Non-current financial assets, fair value	1,285	1,624
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,285	1,624
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	3,389	2,776
Non-current financial assets, fair value	3,389	2,776
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	6	162
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,383	2,614
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	713	826
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,676	1,950
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	719	488
Current financial assets	11,550	11,076
Non-current financial assets, fair value	565	370
Current financial assets, fair value	8,752	8,419
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	104	70
Current financial assets	1,047	1,260
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	480	580
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	104	70
Current financial assets	567	680
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	615	418
Current financial assets	10,503	9,816
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	12
Non-current financial assets, fair value	12
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	12
Telefonica, S.A. | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(154)	(118)
Current financial assets	(2,798)	(2,657)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Impairment losses | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment losses | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	(154)	(118)
Current financial assets	(2,798)	(2,657)
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Current financial assets	3,123	2,209
Current financial assets, fair value	3,123	2,209
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	317	154
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	1,267	888
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Current financial assets	480	381
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	1
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Current financial assets	1,104	660
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	1,539	1,167
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	6,042	5,692
Current financial assets, fair value	6,042	5,692
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 6,042	€ 5,692